Leases	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Leases	Leases
The Company leases certain properties under non-cancellable lease agreements that relate to office spaces and vehicles. The remaining lease terms are between one and six years.
The roll-forward of lease right-of-use assets is as follows:

	2026	2025
Cost	$	$
Balance - Beginning of fiscal year	30,615	33,528
Additions	4,483	120
Modifications to and disposals of lease contracts	724	(3,162)
Exchange differences	159	129
Balance - End of fiscal year	35,981	30,615

Accumulated depreciation
Balance - Beginning of fiscal year	17,901	16,453
Depreciation charge	5,088	5,220
Modifications to and disposals of lease contracts	(3,892)	(3,830)
Exchange differences	165	58
Balance - End of fiscal year	19,262	17,901

Net book value
Balance - Beginning of fiscal year	12,714	17,075
Balance - End of fiscal year	16,719	12,714
The following table presents the maturity analysis of undiscounted fixed lease payments included in the measurement of lease liabilities as at March 31, 2026:

Fiscal Year	$

2027	6,123
2028	5,700
2029	4,572
2030	3,928
2031	1,696
2032	725

Total undiscounted fixed lease payments	22,744
Expenses relating to short-term leases, including those excluded due to the election of the practical expedient allowing the Company to expense lease payments for short-term leases and leases for which the underlying asset is of low value, as well as variable lease payments not included in the measurement of lease liabilities, were $4,418 for the fiscal year ended March 31, 2026 (2025 - $3,129). The interest expense for the fiscal year ended March 31, 2026 was $1,166 (2025 - $1,306).